Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Year ended December 31,
	2019	2018
Federal statutory rate	21.00	21.00
Effect of:
Change in valuation allowance	(28.52)	(30.44)
Return to provision and deferred true-up	—	0.38
Change in rate	(0.33)	0.03
State tax benefit (net of federal)	3.39	4.35
Warrant liability	1.71	2.02
State research and development credit	0.09	0.22
Federal research and development credit	1.44	3.30
Amortization	(0.29)	—
Stock-based compensation	(1.10)	(0.63)
Other	2.70	(0.01)

Federal income tax provision effective rate	0.09	0.22

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2019	2018
Deferred tax assets relating to:
Net operating loss carryforwards	$56,827	$51,269
Research and development tax carryforward	6,411	5,657
Other deferred tax assets	4,488	3,437

Total gross deferred tax assets	67,726	60,363

Deferred tax liabilities relating to:
Property and equipment	—	161
Other deferred tax liabilities	540	10

Total gross deferred tax liabilities	540	171

Deferred tax assets less liabilities	67,186	60,192
Valuation allowance	(67,186)	(60,192)

Net deferred tax asset (liability)	$—	$—

Summary of Operating Loss Carryforwards [Table Text Block]

Year Incurred	Net Operating Loss CF	Research Activities Cr.	Expiration
2007	$454	$30	2027
2008	1,178	65	2028
2009	3,060	176	2029
2010	3,423	149	2030
2011	9,929	176	2031
2012	—	170	2032
2013	4,353	133	2033
2014	15,897	894	2034
2015	23,496	598	2035
2016	41,580	745	2036
2017	34,776	652	2037
2018	56,155	2,272	Indefinite
2019	22,784	352	Indefinite

	$217,085	$6,412